NOTE 9 ASSETS HELD FOR SALE (Details Narrative)	12 Months Ended
Dec. 31, 2019 USD ($)
Statement [Line Items]
Proceeds from sale	$ 127,972
Promissory Note
Statement [Line Items]
Proceeds from sale	122,500
Cash
Statement [Line Items]
Proceeds from sale	$ 5,472